ACCOUNTS RECEIVABLES Components of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable
Billed AR	$ 36,278	$ 31,185
Unbilled AR	16,833	21,938
Total AR	$ 53,111	$ 53,123